Intangible Assets Deemed to Have Indefinite Life and Not Being Amortized (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets [Line Items]
Indefinite life intangible assets	$ 23,840	$ 23,948
Use Rights
Other Intangible Assets [Line Items]
Indefinite life intangible assets	21,275	21,383
Trade Name
Other Intangible Assets [Line Items]
Indefinite life intangible assets	2,565	2,565
Aggregates Business
Other Intangible Assets [Line Items]
Indefinite life intangible assets	21,275	21,383
Aggregates Business | Use Rights
Other Intangible Assets [Line Items]
Indefinite life intangible assets	21,275	21,383
Specialty Products
Other Intangible Assets [Line Items]
Indefinite life intangible assets	2,565	2,565
Specialty Products | Trade Name
Other Intangible Assets [Line Items]
Indefinite life intangible assets	$ 2,565	$ 2,565